Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Property, Plant and Equipment

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2016	4,417	47,371	4,547	89,608	4,642	6,112	5,810	162,507
Additions	—	19	71	443	367	312	3,871	5,083
Disposals	—	(116)	(1)	(4,854)	(440)	(220)	(6)	(5,637)
Transfer	—	2,331	709	4,136	75	50	(7,700)	(399)
Classified as held for sales	—	(4,809)	(454)	(221)	—	(13)	—	(5,497)
Exchange differences	32	(561)	(11)	(215)	(36)	(14)	95	(710)
At December 31, 2016	4,449	44,235	4,861	88,897	4,608	6,227	2,070	155,347

Additions	1,120	34	19	400	1,119	396	1,845	4,933
Disposals	—	—	—	(4,392)	(914)	(213)	—	(5,519)
Transfer	—	—	292	2,600	—	124	(3,016)	—
Classified as held for sales	—	—	—	—	—	—	—	—
Exchange differences	658	4,152	450	9,459	417	425	148	15,709
At December 31, 2017	6,227	48,421	5,622	96,964	5,230	6,959	1,047	170,470

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
Depreciation/Impairment
At January 1, 2016	—	(29,950)	(2,475)	(75,483)	(3,498)	(5,203)	—	(116,609)
Depreciation charge for the year	—	(1,691)	(241)	(2,672)	(455)	(368)	—	(5,427)
Impairment	—	—	(107)	(2,351)	(29)	(37)	—	(2,524)
Depreciation on disposals	—	116	1	4,858	432	217	—	5,624
Transfer	—	156	—	—	—	—	—	156
Classified as held for sales	—	2,512	97	76	—	10	—	2,695
Exchange differences	—	245	(6)	90	28	18	—	375
At December 31, 2016	—	(28,612)	(2,731)	(75,482)	(3,522)	(5,363)	—	(115,710)

Depreciation charge for the year	—	(1,356)	(254)	(2,513)	(477)	(337)	—	(4,937)
Impairment	—	—	—	(217)	—	(6)	—	(223)
Depreciation on disposals	—	—	—	4,024	877	207	—	5,108
Transfer	—	—	—	—	—	—	—	—
Classified as held for sales	—	—	—	—	—	—	—	—
Exchange differences	—	(3,114)	(269)	(8,302)	(308)	(389)	—	(12,382)
At December 31, 2017	—	(33,082)	(3,254)	(82,490)	(3,430)	(5,888)	—	(128,144)

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
Net book value
At December 31, 2017	6,227	15,339	2,368	14,474	1,800	1,071	1,047	42,326
At December 31, 2016	4,449	15,623	2,130	13,415	1,086	864	2,070	39,637
At January 1, 2016	4,417	17,421	2,072	14,125	1,144	909	5,810	45,898

Carrying Value of Assets Held for Sale Previously Classified under Property, Plant and Equipment

Assets classified as held for sale:	2017	2016
	US$’000	US$’000
Carrying value of assets held for sale previously classified under property, plant and equipment:
Building	—	2,297
Building improvement	—	357
Machinery and equipment	—	145
Office equipment	—	3
	—	2,802